Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
	2012	2011

Accrued expenses	$(655,061)	$(655,061)

Liabilities of discontinued operations	$(655,061)	$(655,061)